Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities
Note 13. Derivatives and Hedging Activities
The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure to change in relative value of currencies other than the U.S. dollar. The Company is primarily exposed to foreign exchange risk with respect to recognized assets and liabilities and forecasted transactions denominated in the New Israeli Shekel (“NIS”) and, the Euro. Gains and losses on the hedging instruments offset losses and gains on the hedged items.
The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		Dec 31,	Dec 31,	Dec 31,	Dec 31,
		2023	2022	2023	2022
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$164	$159	$82,873	$101,733
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	2,087	3	51,830	4,900
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(51)	(38)	21,168	16,751
Liability derivatives -Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(657)	(1,640)	74,054	72,273
		$1,543	$(1,516)	$229,925	$195,657

Foreign exchange contracts not designated as hedging instruments
As of December 31, 2023, the notional amounts of the Company’s outstanding exchange forward contracts, not designated as hedging instruments, were $104.0 million and were used to reduce foreign currency exposures of the Euro, New Israeli Shekel (the “NIS”),British Pound, Japanese Yen, Korean Won and Chinese Yuan. With respect to such derivatives, gain of $0.5 million and gain of $2.1 million were recognized under financial income (expenses) , net for the years ended December 31, 2023 and 2022, respectively. Such gains partially offset the revaluation losses of the balance sheet items, which are also recognized under financial income (expenses), net.
Cash Flow Hedging—Hedges of Forecasted Foreign Currency Payroll and other operating expenses
As of December 31, 2023 and 2022, the Company had in effect foreign exchange forward contracts for the conversion of $46.2 million and $64.4 million, respectively, into NIS. These foreign exchange forward contracts were designated as cash flow hedge for accounting purposes. The Company uses short-term cash flow hedge contracts to reduce its exposure to variability in expected future cash flows resulting mainly from payroll costs denominated in New Israeli Shekels. The changes in fair value of those contracts are included in the Company’s accumulated other comprehensive loss.
Cash Flow Hedging—Hedges of Forecasted Foreign Currency Revenue
The Company transact business in U.S. Dollars and in various other currencies. The Company may use foreign exchange or forward contracts to hedge certain cash flow exposures resulting from changes in these foreign currency exchange rates. These foreign exchange contracts, carried at fair value, have maturities of up to twelve months. The Company enters into these foreign exchange contracts to hedge a portion of its forecasted foreign currency denominated revenue in the normal course of business and accordingly, they are not speculative in nature.
As of December 31, 2023, the Company had in effect foreign exchange forward contracts, designated as cash flow hedge for accounting purposes, for the conversion of €72.0 million into dollars.
To receive hedge accounting treatment, all hedging relationships are formally documented at the inception of the hedge, and the hedges must be highly effective in offsetting changes to future cash flows on hedged transactions. The Company record changes in fair value of these cash flow hedges in accumulated other comprehensive income (loss) in its consolidated balance sheets, until the forecasted transaction occurs. When the forecasted transaction occurs, we reclassify the related gain or loss to revenue. In the event the underlying forecasted transaction does not occur, or it becomes probable that it will not occur, the Company reclassifies the gain or loss on the related cash flow hedge from accumulated other comprehensive income (loss) to the same statement of operations line item as the hedged item. If the Company does not elect hedge accounting, or the contract does not qualify for hedge accounting treatment, the changes in fair value from period to period are recorded under financial income (expenses), net.

	Revenues		Cost of sales		Research and development, net		Selling, general and administrative		Financial (expenses) income, net		Other comprehensive income
	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	U.S. $ in thousands
Line items in which effects of hedges are recorded	$627,598	$651,483	$360,574	$375,016	$94,425	$92,876	$260,179	$240,750	$(2,993)	$(229)	$5,739	$(4,047)
Foreign exchange contracts designated as hedging instrument	1,578	3,625	472	243	1,604	950	3,030	1,941	—	—	(1,797)	(1,566)
Foreign exchange contracts not designated as hedging instrument	—	—	—	—	—	—	—	—	(470)	(2,125)	—	—